Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000047995 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047995 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | SoFi Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047995 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000047995 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000047995 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000047995 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000047995 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000047995 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000047995 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000047995 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000047995 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000047995 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000047996 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000047996 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Upstart Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000047996 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Gentex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000047996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000047996 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000047996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000047996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000047996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000047996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047996 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000047996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000047997 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047997 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047997 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047997 [Member] | Symbotic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | DXP Enterprises Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Kohl s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | NuScale Power Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Expro Group Holdings N V [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Forestar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Peabody Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000047997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000047997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000047997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000047997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000047997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000047997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000047997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000047997 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000047997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000047997 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000047998 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Builders FirstSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000047998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000047998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000047998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000047998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000047998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000047998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000047998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000047998 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000047998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000047999 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047999 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047999 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047999 [Member] | SoFi Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047999 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000047999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000047999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000047999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000047999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000047999 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047999 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000047999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000047999 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000048000 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Builders FirstSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000048000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000048000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000048000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000048000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000048000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000048000 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000048000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000048000 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000048000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000048001 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048001 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048001 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | SoFi Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000048001 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000048001 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000048001 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000048001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000048001 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000048001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000048001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000048001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000048001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000048001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000048001 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000048001 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000048896 [Member] | ROBLOX Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048896 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Gentex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048896 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Dillard s Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048896 [Member] | Macy s Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000048896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	75.00%
C000048896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000048896 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048897 [Member] | Kraft Heinz The Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000048897 [Member] | Pilgrim s Pride Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048897 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048897 [Member] | Molson Coors Beverage Co Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048897 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048897 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048897 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048897 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048897 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000048897 [Member] | Reynolds Consumer Products Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000048897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	88.10%
C000048897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000048897 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048897 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048898 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048898 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000048898 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048898 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000048898 [Member] | Civitas Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000048898 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048898 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048898 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048898 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000048898 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000048898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000048898 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000048898 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048899 [Member] | SoFi Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048899 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048899 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000048899 [Member] | Bank of New York Mellon The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048899 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048899 [Member] | T Rowe Price Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048899 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000048899 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000048899 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048900 [Member] | Jazz Pharmaceuticals PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000048900 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000048900 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Avantor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048900 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Acadia Healthcare Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Elanco Animal Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000048900 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048900 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048901 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048901 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048901 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048901 [Member] | Builders FirstSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048901 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048901 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000048901 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	70.30%
C000048901 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000048901 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048901 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000048901 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048902 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000048902 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000048902 [Member] | Alcoa Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048902 [Member] | Anglogold Ashanti PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048902 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000048902 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000048902 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000048902 [Member] | Timken The Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048902 [Member] | Westlake Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048902 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000048902 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000048902 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000048902 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000048903 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000048903 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000048903 [Member] | Toast Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Pegasystems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Amkor Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Rubrik Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000048903 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000048903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000048903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	80.50%
C000048903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000048903 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000048903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000048904 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048904 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048904 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048904 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048904 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048904 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048904 [Member] | AES The Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000048904 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000048904 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000048904 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000048904 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000048904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000099059 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099059 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Upstart Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099059 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000099059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000099059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000099059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000099059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000099059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099059 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000099059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099060 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099060 [Member] | Macy s Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Civitas Resources Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Murphy Oil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000099060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000099060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000099060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000099060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000099060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099060 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000099060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000099061 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099061 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099061 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099061 [Member] | Symbotic Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | DXP Enterprises Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | NuScale Power Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Rush Street Interactive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099061 [Member] | Centrus Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Life360 Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Perimeter Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000099061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000099061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000099061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000099061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000099061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000099061 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000099061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099061 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099062 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | Kohl s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | Expro Group Holdings N V [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | Forestar Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | Peabody Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Krispy Kreme Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099062 [Member] | Vital Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Fresh Del Monte Produce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Academy Sports And Outdoors Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | American Eagle Outfitters Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000099062 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000099062 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099062 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099062 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000099062 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000099062 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000099062 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000099062 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%